Payable to institutional funding partners and online investors (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Long-term borrowings and interest payable
Contractual obligations, Less than 1 year	$ 55,494	¥ 386,337	¥ 485,878
Contractual obligations, 1-2 years	7,766	54,067	412,650
Contractual obligations, Greater than 2 years			54,275
Contractual obligation, Total	$ 63,260	¥ 440,404	¥ 952,803